UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            November 12, 2007
---------------------     -------------------------      ----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	116
					 -----------------

Form 13F Information Table Value Total:       108,166
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


ACI Worldwide Inc	        com	 004498101    481	21500	 SH            SOLE		        21500   0      0
Abercrombie & Fitch Co	        com	 002896207    1194	14800	 SH	       SOLE		        14800   0      0
Adaptec Inc	                com	 00651F108    506	132362	 SH	       SOLE		        132362	0      0
Advanced Micro Devices Inc	com	 007903107    1452	110000	 SH	       SOLE		        110000	0      0
Amicas Inc	                com	 001712108    1035	352107	 SH	       SOLE		        352107  0      0
Andrew Corp	                com	 034425108    2559	184735	 SH	       SOLE		        184735  0      0
Avid Technolgy Inc	        com	 05367P100    238	8803	 SH	       SOLE		        8803    0      0
Avnet Inc	                com	 053807103    1176	29500	 SH	       SOLE		        29500   0      0
Axcelis Technologies Inc	com	 054540109    1270	248526	 SH	       SOLE		        248526  0      0
Bed Bath & Beyond Inc	        com	 075896100    341	10000	 SH	       SOLE		        10000   0      0
Bell Microproducts Inc	        com	 078137106    1690	271694	 SH	       SOLE		        271694  0      0
Best Buy Inc	                com	 086516101    920	20000	 SH	       SOLE		        20000   0      0
Borland Software Corp	        com	 099849101    829	190546	 SH	       SOLE		        190546  0      0
Boston Scientific Corp	        com	 101137107    278	19900	 SH	       SOLE		        19900   0      0
Brocade Communications Sys	com	 111621108    451	52630	 SH	       SOLE		        52630   0      0
Bronco Drilling Co Inc	        com	 112211107    1674	113100	 SH	       SOLE		        113100  0      0
CBRE Realty Finance Inc	        com	 12498B307    375	63500	 SH	       SOLE		        63500   0      0
CRM Holdings Ltd	        com	 G2554P103    843	133733	 SH	       SOLE		        133733  0      0
CalAmp Corp	                com	 128126109    816	236448	 SH	       SOLE		        236448  0      0
Carrington Labs Inc	        com	 144525102    6	        10300	 SH	       SOLE		        10300   0      0
Cerion Tech	                com	 156916108    4	        10100	 SH	       SOLE		        10100   0      0
Cerner Corp	                com	 156782104    241	4028	 SH	       SOLE		        4028    0      0
Charles & Colvard Ltd	        com	 159765106    52	12917	 SH	       SOLE		        12917   0      0
Chemtura Corp	                com	 163893100    1352	152100	 SH	       SOLE		        152100  0      0
Chevron Corporation	        com	 166764100    2798	29900	 SH	       SOLE		        29900   0      0
Cisco Sys Inc	                com	 17275R102    321	9700	 SH	       SOLE		        9700    0      0
Clear Channel Communications	com	 184502102    562	15000	 SH	       SOLE		        15000   0      0
Cognex Corp	                com	 192422103    1155	65024	 SH	       SOLE		        65024   0      0
Cost Plus Inc	                com	 221485105    364	90600	 SH	       SOLE		        90600   0      0
Cott Corp Que	                com	 22163N106    402	50500	 SH	       SOLE		        50500   0      0
Cypress Semiconductor Corp	com	 232806109    1183	40500	 SH	       SOLE		        40500   0      0
DSP Group Inc 	                com	 23332B106    1367	86361	 SH	       SOLE		        86361   0      0
Dean Foods Co	                com	 242370104    1734	67800	 SH	       SOLE		        67800   0      0
Delia's Inc	                com	 246911101    557	118430	 SH	       SOLE		        118430  0      0
Dell Computer Corp	        com	 247025109    621	22500	 SH	       SOLE		        22500   0      0
Diamond Offshore Drilling Inc	com	 25271C102    566	5000	 SH	       SOLE		        5000    0      0
E M C Corp Mass	                com	 268648102    855	41100	 SH	       SOLE		        41100   0      0
Emrise Corp	                com	 29246J101    126	137479	 SH	       SOLE		        137479  0      0
Emulex Corp	                com	 292475209    383	20000	 SH	       SOLE		        20000   0      0
Endurance Specialty Holdgs Ltd	com	 G30397106    428	10300	 SH	       SOLE		        10300   0      0
Fair Issac	                com	 303250104    733	20300	 SH	       SOLE		        20300   0      0
Family Dlr Stores Inc	        com	 307000109    664	25000	 SH	       SOLE		        25000   0      0
Flextronics Intl Ltd	        com	 Y2573F102    1710	152965	 SH	       SOLE		        152965  0      0
Gevity HR Inc	                com	 374393106    458	44703	 SH	       SOLE		        44703   0      0
Greenfield Online Inc	        com	 395150105    587	38479	 SH	       SOLE		        38479   0      0
HMS Hldgs Corp	                com	 40425J101    308	12500	 SH	       SOLE		        12500   0      0
Hot Topic Inc	                com	 441339108    1127	151087	 SH	       SOLE		        151087  0      0
Hutchinson Technology Inc	com	 448407106    1328	54000	 SH	       SOLE		        54000   0      0
Imation Corp	                com	 45245A107    1491	60800	 SH	       SOLE		        60800   0      0
Intel Corp	                com	 458140100    2711	104850	 SH	       SOLE		        104850  0      0
Intervoice Inc	                com	 461142101    2399	255445	 SH	       SOLE		        255445  0      0
Itron Inc	                com	 465741106    316	3400	 SH	       SOLE		        3400    0      0
JDS Uniphase Corp	        com	 46612J507    1859	124250	 SH	       SOLE		        124250  0      0
Jabil Circuit Inc	        com	 466313103    1900	83200	 SH	       SOLE		        83200   0      0
Jazz Technologies Inc	        com	 47214E102    647	207400	 SH	       SOLE		        207400  0      0
LeCroy Corp	                com	 52324W109    278	37366	 SH	       SOLE		        37366   0      0
Legg Mason Inc	                com	 524901105    843	10000	 SH	       SOLE		        10000   0      0
LifePoint Hospitals Inc	        com	 53219L109    1350	45000	 SH	       SOLE		        45000   0      0
Liz Claiborne Inc	        com	 539320101    738	21500	 SH	       SOLE		        21500   0      0
Mc Donalds	                com	 580135101    1007	18484	 SH	       SOLE		        18484   0      0
Mediware Information Sys Inc	com	 584946107    110	16711	 SH	       SOLE		        16711   0      0
Mentor Graphics Corp	        com	 587200106    1902	125959	 SH	       SOLE		        125959  0      0
Mercer Ins Group Inc	        com	 587902107    511	28865	 SH	       SOLE		        28865   0      0
Mercury Computer Sys	        com	 589378108    169	16400	 SH	       SOLE		        16400   0      0
Merix Corp	                com	 590049102    792	140000	 SH	       SOLE		        140000  0      0
Meruelo Maddux Properties Inc 	com	 590473104    717	121295	 SH	       SOLE		        121295  0      0
Montpelier Re Holdings Ltd	com	 G62185106    777	43900	 SH	       SOLE		        43900   0      0
Motorola Inc	                com	 620076109    878	47400	 SH	       SOLE		        47400   0      0
Mylan Inc	                com	 628530107    1508	94500	 SH	       SOLE		        94500   0      0
NMS Communications Corp	        com	 629248105    774	629663	 SH	       SOLE		        629663  0      0
Nautilus Inc	                com	 63910B102    767	96183	 SH	       SOLE		        96183   0      0
Newmont Mining 	                com	 651639106    429	9600	 SH	       SOLE		        9600    0      0
Newport Corp	                com	 651824104    897	58923	 SH	       SOLE		        58923   0      0
Nokia Corp	                com	 654902204    1669	44000	 SH	       SOLE		        44000   0      0
Nortel Networks Corp	        com	 656568102    223	13130	 SH	       SOLE		        13130   0      0
Novell Inc	                com	 670006105    1029	134702	 SH	       SOLE		        134702  0      0
On-Assignment Inc	        com	 682159108    1748	187145	 SH	       SOLE		        187145  0      0
PSS World Medical Inc	        com	 69366A100    1221	63821	 SH	       SOLE		        63821   0      0
Pacific Sunwear Calif Inc	com	 694873100    1799	121586	 SH	       SOLE		        121586  0      0
Pantry Inc	                com	 698657103    892	34800	 SH	       SOLE		        34800   0      0
PeopleSupport Inc	        com	 712714302    1223	102249	 SH	       SOLE		        102249  0      0
Pfizer Inc	                com	 717081103    481	19700	 SH	       SOLE		        19700   0      0
Photronics Inc	                com	 719405102    1465	128366	 SH	       SOLE		        128366  0      0
Pilgrims Pride Corp	        com	 721467108    834	24000	 SH	       SOLE		        24000   0      0
Plantronics Inc	                com	 727493108    857	30000	 SH	       SOLE		        30000   0      0
Powerwave Technologies Inc	com	 739363109    456	74000	 SH	       SOLE		        74000   0      0
Presstek Inc 	                com	 741113104    441	70288	 SH	       SOLE		        70288   0      0
Pride Intl Inc Del	        com	 74153Q102    406	11100	 SH	       SOLE		        11100   0      0
Quiksilver Inc	                com	 74838C106    1369	95700	 SH	       SOLE		        95700   0      0
RF MicroDevices Inc	        com	 749941100    921	136881	 SH	       SOLE		        136881  0      0
Rackable Systems Inc	        com	 750077109    1239	95491	 SH	       SOLE		        95491   0      0
Radisys Corp	                com	 750459109    1087	87301	 SH	       SOLE		        87301   0      0
Regeneration Tech Inc Del	com	 75886N100    1631	152158	 SH	       SOLE		        152158  0      0
RehabCare Group	                com	 759148109    241	13700	 SH	       SOLE		        13700   0      0
SAIA Inc	                com	 81111T102    539	32600	 SH	       SOLE		        32600   0      0
Sara Lee Corp	                com	 803111103    205	12300	 SH	       SOLE		        12300   0      0
Sentry Technology	        com	 81731K101    5	        45100	 SH	       SOLE		        45100   0      0
Skyworks Solutions Inc	        com	 83088M102    1732	191623	 SH	       SOLE		        191623  0      0
Smurfit-Stone Container Corp	com	 832727101    1555	133114	 SH	       SOLE		        133114  0      0
Southwest Airls Co	        com	 844741108    2338	158000	 SH	       SOLE		        158000  0      0
StarTek Inc			com	 85569C107    395	38958    SH            SOLE                     38958   0      0
Starbucks Corp 	                com	 855244109    1551	59200	 SH	       SOLE		        59200   0      0
Sun Microsystems Inc	        com	 866810104    453	80600	 SH	       SOLE		        80600   0      0
Symmetricom Inc	                com	 871543104    585	124394	 SH	       SOLE		        124394  0      0
TII Network Technologies Inc	com	 872479209    33	15000	 SH	       SOLE		        15000   0      0
Theragenics Corp	        com	 883375107    1715	382000	 SH	       SOLE		        382000  0      0
Time Warner Inc	                com	 887317105    1351	73600	 SH	       SOLE		        73600   0      0
Transocean Inc	                com	 G90078109    565	5000	 SH	       SOLE		        5000    0      0
Tuesday Morning Corp	        com	 899035505    316	35166	 SH	       SOLE		        35166   0      0
United Parcel Service Inc	com	 911312106    1990	26500	 SH	       SOLE		        26500   0      0
Urologix Inc	                com	 917273104    159	85728	 SH	       SOLE		        85728   0      0
Vignette Corp	                com	 926734104    1222	60886	 SH	       SOLE		        60886   0      0
Vishay Intertechnology Inc	com	 928298108    1045	80200	 SH	       SOLE		        80200   0      0
Waste Mgmt Inc	                com	 94106L109    1898	50300	 SH	       SOLE		        50300   0      0
X-Rite Inc	                com	 983857103    286	19808	 SH	       SOLE		        19808   0      0
YRC Worldwide Inc	        com	 984249102    1106	40500	 SH	       SOLE		        40500   0      0


